Note 4 - Issuance of Series B Convertible Preferred Stock (Details) (USD $)	1 Months Ended	12 Months Ended
	Jun. 29, 2009	Dec. 31, 2013
Series B Convertible Preferred Stock Terms Of Conversion [Abstract]
Proceeds from Warrant Exercises	$ 2,526,000
Preferred Stock, Contract Terms	25%	10%